Condensed Consolidated Statement of Stockholders' (Deficit)/Equity (Parenthetical) - 12 months ended Dec. 31, 2014 - Series C Convertible Preferred Stock [Member] - USD ($)	Total
Private placement units	3,750,000
Warrant liability	$ 1,875,000